Note 21 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
(thousands of Canadian dollars)
	2024					2023

	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value

Assets
Cash
Amortized cost	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	225,254	225,254	-	-	225,254	132,242	132,242	-	-	132,242
Securities
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	299,300	299,300	-	-	299,300	167,940	167,940	-	-	167,940
FVTPL	-	-	-	-	-	-	-	-	-	-
Loans
Amortized cost	4,236,116	-	-	4,190,523	4,190,523	3,850,404	-	-	3,837,599	3,837,599
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Derivative instruments
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	20	-	20	-	20	1,517	-	1,517	-	1,517
Other financial assets
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	953	-	-	953	953	953	-	-	953	953
FVTPL	-	-	-	-	-	-	-	-	-	-

Liabilities
Deposits
Amortized cost	$4,144,673	$-	$-	$4,182,338	$4,182,338	$3,533,366	$-	$-	$3,436,491	$3,436,491
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Subordinated notes payable
Amortized cost	102,503	-	99,152	-	99,152	106,850	-	109,033	-	109,033
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Other financial liabilities
Amortized cost	191,071	-	-	191,071	191,071	176,039	-	-	176,039	176,039
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-